UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21806

Asset Allocation Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30, 2011

Date of reporting period: March 31, 2012

ITEM 1.	REPORT TO SHAREHOLDERS

Wells Fargo Advantage Asset Allocation Fund

Semi-Annual Report

March 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $213 billion in assets under management, as of March 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Asset Allocation Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The financial markets throughout most of the past six months may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery, ongoing concerns about the Greek debt crisis, and the overall health of the eurozone.

After struggling in the early part of the six-month period, most equity markets rallied to post extraordinary total returns on the whole. In fact, most of the major U.S. equity indexes realized the strongest first-quarter performance in over 10 years during the first three months of 2012.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Asset Allocation Fund for the six-month period that ended March 31, 2012.

The financial markets throughout most of the past six months may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery, ongoing concerns about the Greek debt crisis, and the overall health of the eurozone. When volatility and uncertainty were high, investors sold risky assets such as high-beta1 equities, commodities, emerging markets securities, and high-yield bonds, in preference for the relative safety of U.S. Treasuries. In periods of low volatility, investor risk tolerance sharply rose, and the markets sought out the higher yield and return potential of those riskier investments.

During the first quarter of 2012, investor sentiment appeared to be more positive and balanced. This recent shift in sentiment was the result of improvement in the global macroeconomic backdrop, which contributed to a less volatile market environment and more stable consensus earnings growth outlook. These developments also encouraged investors to refocus on underlying fundamentals and a longer-term investment perspective, which may have sparked the first-quarter equity rally led by stocks and sectors that were shunned at points in 2011, notably retail and higher-growth technology names. In addition, as investors’ risk tolerance increased during the period, corporate bonds, including high-yield bonds, were favored over the relative safety and lower yields offered by U.S. Treasuries.

After struggling in the early part of the six-month period, most equity markets rallied to post extraordinary total returns on the whole. In fact, most of the major U.S. equity indexes realized the strongest first-quarter performance in over 10 years during the first three months of 2012.

During the six-month period, the S&P 500 Index2 and the Russell 3000® Index3 posted returns of 25.89% and 26.55%, respectively, while the Barclays U.S. Aggregate Bond Index4, representing the universe of investment-grade U.S. bonds, posted a total return of 1.43%. By comparison, the Barclays U.S. Treasury Index5 and Barclays 20+ Year U.S. Treasury Index6 returned (0.41)% and (5.02)%, respectively, while the Barclays U.S. Corporate High Yield Bond Index7 added 12.14% during the period.

On the international front, the MSCI EAFE Index8 returned 13.12% during the six-month period, while the BofA Merrill Lynch Global Broad Market Ex. U.S. Index9, representative of the international investment-grade bond market, returned 0.78%.

The developed global economies regained some momentum during the period.

Most global economies modestly improved during the six-month period, but their paths were uneven, primarily due to persistently sluggish jobs growth and a flat housing market affecting the U.S. and the ongoing sovereign debt concerns impacting the eurozone.

The U.S. Bureau of Economic Analysis reported that U.S. gross domestic product (GDP) expanded to an annual growth rate of 1.8% in the third quarter of 2011, re-igniting hopes of a sustainable economic recovery. Those hopes were buoyed

Letter to Shareholders	Wells Fargo Advantage Asset Allocation Fund	3

further by the final estimate of fourth-quarter of 2011 GDP, which showed that growth accelerated to a 3.0% annual rate. While few economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid economic growth environment in 2012.

Within the eurozone, GDP grew at an annualized rate of 1.5% for 2011, which was modestly weaker from a year earlier when eurozone GDP was reported at an annualized rate of 2.0% in the fourth quarter of 2010. Considering the fiscal challenges that faced European countries throughout 2011—stemming, primarily, from the reemergence of the Greek debt crisis—most economists had expected weaker economic conditions in 2011. While several steps have been taken by the International Monetary Fund and the European Central Bank (ECB) to address the ongoing fiscal challenges in Europe, economic conditions of many countries in the eurozone are likely to remain weak throughout 2012.

Central banks across the globe remain committed to accommodative policies.

With inflation in check, the U.S. Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Last summer, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late 2014 following the FOMC meeting on January 25, 2012.

The ECB also continued to maintain an accommodative monetary policy throughout the period, primarily in efforts to stave off the contagion risk stemming from the ongoing concerns about the potential of Greece defaulting on its sovereign bonds. Fortunately, Greece received another bailout and was able to restructure its outstanding debt in February 2012, which alleviated near-term contagion risks and the possibility of the euro collapsing. However, the agreement does not fully address longer-term structural issues that affect not only Greece, but several other countries across the eurozone. Recognizing the drag the persistent sovereign debt crisis has had on financial stability across the eurozone, the ECB-introduced additional liquidity into the European banking system through its long-term refinancing operations (LTRO). The LTRO program

1.	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison to a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.
2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
3.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.
5.	The Barclays U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.
6.	The Barclays 20+ Year U. S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.
7.	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.
8.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.
9.	The BofA Merrill Lynch Global Broad Market Ex. U.S. Index tracks the performance of investment grade debt publicly issued in the major domestic and euro bond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in U.S. dollars. You cannot invest directly in an index.

4	Wells Fargo Advantage Asset Allocation Fund	Letter to Shareholders

effectively encourages European banks to buy sovereign bonds of the eurozone governments, helping to push yields lower on bonds from financially fragile countries like Spain and Italy. This type of activity helps to reduce the near-term risk that those countries would experience funding issues. From a global credit market perspective, this additional liquidity further helps alleviate fears of contagion and causes risk premiums to decline—an ideal scenario for equities and high-yield bonds.

Recent events have not altered our message to shareholders.

The heightened volatility across the global financial markets during 2011 and lingering uncertainties about the outlook going forward have left many investors questioning their resolve—and their investments. Yet it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. For many investors, simply building and maintaining a well-diversified10 investment plan focused on clear financial objectives is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

10.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Performance Highlights (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term total return, consisting of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

PORTFOLIO MANAGER

Ben Inker, CFA1

FUND INCEPTION

July 29, 1996

TEN LARGEST HOLDINGS[2] (AS OF MARCH 31, 2012)
GMO Quality Equity Fund Class VI	27.16%
GMO Strategic Fixed Income Fund Class VI	15.64%
GMO Alpha Only Fund Class IV	11.16%
GMO International Core Equity Fund Class VI	10.58%
GMO Emerging Markets Fund Class VI	8.64%
GMO Currency Hedged International Equity Fund Class III	7.89%
GMO International Intrinsic Value Fund Class IV	4.24%
GMO Special Situations Fund Class VI	4.01%
GMO Flexible Equities Fund Class VI	3.73%
GMO Domestic Bond Fund Class VI	2.03%

PORTFOLIO ALLOCATION[3] (AS OF MARCH 31, 2012)

1.	The Fund invests substantially all of its assets directly in Asset Allocation Trust, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker, senior member of GMO’s Asset Allocation Division, is responsible for coordinating the portfolio management of Asset Allocation Trust.
2.	The ten largest holdings are calculated based on the value of the securities of the Asset Allocation Trust divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.
3.	Portfolio allocation is subject to change and represents the portfolio allocation of the Asset Allocation Trust which is calculated based on the total long-term investments of the Asset Allocation Trust.

6	Wells Fargo Advantage Asset Allocation Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF MARCH 31, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (EAAFX)	07/29/1996	3.91	(1.33)	2.04	6.10	10.22	4.67	3.26	6.72	1.33%	1.33%
Class B (EABFX)**	10/03/2002	4.84	(1.10)	2.18	6.20	9.84	3.90	2.50	6.20	2.08%	2.08%
Class C (EACFX)	10/03/2002	8.75	2.87	2.48	5.97	9.75	3.87	2.48	5.97	2.08%	2.08%
Class R (EAXFX)	10/10/2003					10.05	4.46	3.00	6.49	1.58%	1.58%
Administrator Class (EAIFX)	10/03/2002					10.32	4.88	3.51	6.99	1.17%	1.13%
GMO Global Balanced Index[7]						13.29	2.60	2.56	5.18
Barclays U.S. Aggregate Bond Index[8]						1.43	7.71	6.25	5.80
MSCI ACWI Index (Net)[9]						19.91	(0.73)	(0.19)	5.33

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

4.	Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund. Historical performance shown for Class B, Class C and Class R shares prior to their inception reflects the performance of Class A, adjusted to reflect the higher expenses applicable to Class B, Class C and Class R shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher. Historical performance for Class A prior to October 3, 2002 is based on the performance of Class III of the Evergreen Asset Allocation Fund’s predecessor, GMO Global Balanced Allocation Fund (the “GMO Fund”). Expenses of the GMO Fund were lower than the expenses the Fund incurs, in part because the GMO Fund did not pay 12b-1 fees. If the GMO Fund had incurred expenses at the same rate as the Fund does, the performance shown would have been lower.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other Fund held by the Fund, at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R and 0.64% for Administrator Class. Without this cap, the Fund’s returns would have been lower.

7.	The GMO Global Balanced Index is a composite benchmark computed by GMO. Since May 1, 2007, the GMO Global Balanced Index is comprised of 65% MSCI All Country World Index (Net) and 35% Barclays U.S. Aggregate Bond Index. Prior to May 1, 2007, it was composed of 48.75% S&P 500 Index, 16.25% MSCI All Country World ex-US Index and 35% Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

8.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

9.	The MSCI All Country World Index (Net) (MSCI ACWI Index (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Performance Highlights (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	7

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Alternative investments such as, real estate, foreign currency and natural resources are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high yield securities risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests substantially all of its assets in Asset Allocation Trust, an open end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the fund represents that of the Asset Allocation Trust.

8	Wells Fargo Advantage Asset Allocation Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2011 to March 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Asset Allocation Fund	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,102.18	$4.36	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19	0.83%
Class B
Actual	$1,000.00	$1,098.43	$8.29	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$7.97	1.58%
Class C
Actual	$1,000.00	$1,097.52	$8.29	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$7.97	1.58%
Class R
Actual	$1,000.00	$1,100.53	$5.72	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50	1.09%
Administrator Class
Actual	$1,000.00	$1,103.17	$3.26	0.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.13	0.62%

Fund Expenses (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	9

Wells Fargo Advantage Asset Allocation Fund Including Underlying Fund Expenses	Beginning Account Value 10-01-2011	Ending Account Value 03-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,102.18	$6.83	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Class B
Actual	$1,000.00	$1,098.43	$10.75	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.75	$10.33	2.05%
Class C
Actual	$1,000.00	$1,097.52	$10.75	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.75	$10.33	2.05%
Class R
Actual	$1,000.00	$1,100.53	$8.19	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.87	1.56%
Administrator Class
Actual	$1,000.00	$1,103.17	$5.73	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50	1.09%
Asset Allocation Trust
Actual	$1,000.00	$1,105.67	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.00	0.00%
Asset Allocation Trust Including Underlying Fund Expenses
Actual	$1,000.00	$1,105.67	$2.47	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.65	$2.38	0.47%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

10	Wells Fargo Advantage Asset Allocation Fund	Statement of Assets and Liabilities—March 31, 2012 (Unaudited)

Assets
Investment in Asset Allocation Trust, at value (see cost below)	$7,774,912,259
Receivable for Fund shares sold	16,166,544
Prepaid expenses and other assets	208,484

Total assets	7,791,287,287

Liabilities
Payable for investments purchased	1,148,694
Payable for Fund shares redeemed	17,886,354
Advisory fee payable	1,491,586
Distribution fees payable	2,480,607
Due to other related parties	2,244,197
Shareholder servicing fees payable	1,734,220
Accrued expenses and other liabilities	629,993

Total liabilities	27,615,651

Total net assets	$7,763,671,636

NET ASSETS CONSIST OF
Paid-in capital	$6,681,627,894
Accumulated net investment loss	(181,806,180)
Accumulated net realized gains on investments	97,806,942
Net unrealized gains on investments	1,166,042,980

Total net assets	$7,763,671,636

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$2,432,492,076
Shares outstanding – Class A	192,317,459
Net asset value per share – Class A	$12.65
Maximum offering price per share – Class A2	$13.42
Net assets – Class B	$808,895,685
Shares outstanding – Class B	64,943,735
Net asset value per share – Class B	$12.46
Net assets – Class C	$2,803,952,367
Shares outstanding – Class C	229,957,267
Net asset value per share – Class C	$12.19
Net assets – Class R	$29,386,468
Shares outstanding – Class R	2,347,647
Net asset value per share – Class R	$12.52
Net assets – Administrator Class	$1,688,945,040
Shares outstanding – Administrator Class	132,646,060
Net asset value per share – Administrator Class	$12.73

Investment in Asset Allocation Trust, at cost	$6,608,869,279

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended March 31, 2012 (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	11

Investment income	$0

Expenses
Advisory fee	8,347,227
Administration fees
Fund level	3,537,798
Class A	3,133,750
Class B	1,119,994
Class C	3,592,246
Class R	33,660
Administrator Class	770,028
Shareholder servicing fees
Class A	3,013,221
Class B	1,074,198
Class C	3,454,083
Class R	32,365
Administrator Class	1,647,754
Distribution fees
Class B	3,230,753
Class C	10,362,248
Class R	32,365
Custody and accounting fees	148,782
Professional fees	7,003
Registration fees	66,747
Shareholder report expenses	101,527
Trustees’ fees and expenses	6,845
Other fees and expenses	124,531

Total expenses	43,837,125
Less: Fee waivers and/or expense reimbursements	(156,237)

Net expenses	43,680,888

Net investment loss	(43,680,888)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	97,982,535
Net change in unrealized gains (losses) on investments	674,046,185

Net realized and unrealized gains (losses) on investments	772,028,720

Net increase in net assets resulting from operations	$728,347,832

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Asset Allocation Fund	Statements of Changes in Net Assets

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment loss		$(43,680,888)		$(99,122,986)
Net realized gains on investments		97,982,535		183,667,716
Net change in unrealized gains (losses) on investments		674,046,185		4,899,271

Net increase in net assets resulting from operations		728,347,832		89,444,001

Distributions to shareholders from
Net investment income
Class A		(45,876,954)		(31,605,936)
Class B		(14,725,864)		(6,042,152)
Class C		(46,825,513)		(16,402,935)
Class R		(472,123)		(237,503)
Administrator Class		(30,062,044)		(19,306,658)
Tax basis return of capital
Class A		0		(5,254,770)
Class B		0		(2,316,998)
Class C		0		(6,485,273)
Class R		0		(47,049)
Administrator Class		0		(2,626,629)

Total distributions to shareholders		(137,962,498)		(90,325,903)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	21,041,839	257,152,906	36,452,037	445,536,399
Class B	126,033	1,514,808	313,944	3,787,270
Class C	9,893,855	116,517,500	18,849,205	222,844,817
Class R	469,124	5,706,421	574,211	6,964,858
Administrator Class	32,377,450	400,133,528	81,397,626	995,135,771

		781,025,163		1,674,269,115

Reinvestment of distributions
Class A	3,440,604	40,977,591	2,695,299	32,316,658
Class B	1,155,830	13,592,564	647,008	7,692,926
Class C	2,952,848	33,987,278	1,402,058	16,319,948
Class R	32,735	386,274	19,079	226,859
Administrator Class	1,864,375	22,353,857	1,340,622	16,141,091

		111,297,564		72,697,482

Payment for shares redeemed
Class A	(31,809,943)	(389,783,953)	(91,092,267)	(1,105,213,800)
Class B	(15,860,749)	(190,785,238)	(29,535,465)	(357,644,777)
Class C	(25,013,867)	(294,710,892)	(67,919,375)	(803,511,229)
Class R	(189,056)	(2,275,305)	(350,894)	(4,260,047)
Administrator Class	(22,499,564)	(278,507,276)	(30,302,702)	(371,641,483)

		(1,156,062,664)		(2,642,271,336)

Net decrease in net assets resulting from capital share transactions		(263,739,937)		(895,304,739)

Total increase (decrease) in net assets		326,645,397		(896,186,641)

Net assets
Beginning of period		7,437,026,239		8,333,212,880

End of period		$7,763,671,636		$7,437,026,239

Accumulated net investment loss		$(181,806,180)		$(162,794)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Asset Allocation Fund	13

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended December 31,
Class A		2011	2010[1,2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$11.70	$11.76	$11.37	$9.38	$14.91	$14.81	$14.09
Net investment income (loss)	(0.05)	(0.09)	(0.08)	(0.08)	(0.11)[3]	0.27	0.35 [3]
Net realized and unrealized gains (losses) on investments	1.23	0.20	0.47	2.34	(3.17)	0.77	1.23

Total from investment operations	1.18	0.11	0.39	2.26	(3.28)	1.04	1.58
Distributions to shareholders from
Net investment income	(0.23)	(0.14)	(0.00)[4]	(0.27)	(1.08)	(0.58)	(0.44)
Net realized gains	0.00	0.00	0.00	0.00	(0.85)	(0.36)	(0.42)
Tax basis return of capital	0.00	(0.03)	0.00	0.00	(0.32)	0.00	0.00

Total distributions to shareholders	(0.23)	(0.17)	(0.00)[4]	(0.27)	(2.25)	(0.94)	(0.86)
Net asset value, end of period	$12.65	$11.70	$11.76	$11.37	$9.38	$14.91	$14.81
Total return[5]	10.22%	0.94%	3.45%	24.10%	(22.31)%	7.09%	11.32%
Ratios to average net assets (annualized)
Gross expenses[6]	0.83%	0.85%	0.85%	0.87%	0.82%	0.84%	0.89%
Net expenses[6]	0.83%	0.84%	0.85%	0.87%	0.81%	0.81%	0.89%
Net investment income (loss)	(0.83)%	(0.84)%	(0.85)%	(0.87)%	(0.81)%	1.73%	2.39%
Supplemental data
Portfolio turnover rate	1%	1%	1%	2%	6%	2%	1%
Net assets, end of period (000’s omitted)	$2,432,492	$2,336,095	$2,957,689	$3,077,187	$2,640,410	$4,405,430	$3,873,495

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based on average shares outstanding during the period

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Asset Allocation Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended December 31,
Class B		2011	2010[1,2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$11.54	$11.60	$11.27	$9.30	$14.75	$14.65	$13.95
Net investment income (loss)	(0.09)[3]	(0.19)[3]	(0.14)	(0.17)	(0.20)[3]	0.15	0.23
Net realized and unrealized gains (losses) on investments	1.21	0.21	0.47	2.32	(3.13)	0.77	1.22

Total from investment operations	1.12	0.02	0.33	2.15	(3.33)	0.92	1.45
Distributions to shareholders from
Net investment income	(0.20)	(0.07)	(0.00)[4]	(0.18)	(0.95)	(0.46)	(0.33)
Net realized gains	0.00	0.00	0.00	0.00	(0.85)	(0.36)	(0.42)
Tax basis return of capital	0.00	(0.01)	0.00	0.00	(0.32)	0.00	0.00

Total distributions to shareholders	(0.20)	(0.08)	(0.00)[4]	(0.18)	(2.12)	(0.82)	(0.75)
Net asset value, end of period	$12.46	$11.54	$11.60	$11.27	$9.30	$14.75	$14.65
Total return[5]	9.84%	0.17%	2.95%	23.14%	(22.94)%	6.33%	10.53%
Ratios to average net assets (annualized)
Gross expenses[6]	1.58%	1.60%	1.60%	1.62%	1.56%	1.54%	1.59%
Net expenses[6]	1.58%	1.59%	1.59%	1.62%	1.56%	1.54%	1.59%
Net investment income (loss)	(1.58)%	(1.59)%	(1.59)%	(1.62)%	(1.56)%	0.91%	1.60%
Supplemental data
Portfolio turnover rate	1%	1%	1%	2%	6%	2%	1%
Net assets, end of period (000’s omitted)	$808,896	$917,860	$1,253,485	$1,415,023	$1,369,657	$2,131,841	$2,050,316

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based on average shares outstanding during the period

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Asset Allocation Fund	15

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended December 31,
Class C		2011	2010[1,2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$11.30	$11.36	$11.04	$9.12	$14.47	$14.39	$13.71
Net investment income (loss)	(0.10)	(0.19)[3]	(0.14)	(0.16)	(0.20)[3]	0.16	0.24
Net realized and unrealized gains (losses) on investments	1.19	0.21	0.46	2.27	(3.06)	0.74	1.19

Total from investment operations	1.09	0.02	0.32	2.11	(3.26)	0.90	1.43
Distributions to shareholders from
Net investment income	(0.20)	(0.07)	(0.00)[4]	(0.19)	(0.92)	(0.46)	(0.33)
Net realized gains	0.00	0.00	0.00	0.00	(0.85)	(0.36)	(0.42)
Tax basis return of capital	0.00	(0.01)	0.00	0.00	(0.32)	0.00	0.00

Total distributions to shareholders	(0.20)	(0.08)	(0.00)[4]	(0.19)	(2.09)	(0.82)	(0.75)
Net asset value, end of period	$12.19	$11.30	$11.36	$11.04	$9.12	$14.47	$14.39
Total return[5]	9.75%	0.18%	2.92%	23.08%	(22.85)%	6.29%	10.56%
Ratios to average net assets (annualized)
Gross expenses[6]	1.58%	1.60%	1.60%	1.62%	1.56%	1.54%	1.59%
Net expenses[6]	1.58%	1.59%	1.60%	1.62%	1.56%	1.54%	1.59%
Net investment income (loss)	(1.58)%	(1.59)%	(1.60)%	(1.62)%	(1.56)%	1.01%	1.76%
Supplemental data
Portfolio turnover rate	1%	1%	1%	2%	6%	2%	1%
Net assets, end of period (000’s omitted)	$2,803,952	$2,736,064	$3,290,791	$3,490,657	$3,019,585	$4,666,033	$4,100,205

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based on average shares outstanding during the period

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Asset Allocation Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended December 31,
Class R		2011	2010[1,2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$11.59	$11.66	$11.29	$9.32	$14.82	$14.73	$14.02
Net investment income (loss)	(0.07)[3]	(0.10)	(0.06)	(0.11)[3]	(0.14)[3]	0.25	0.34 [3]
Net realized and unrealized gains (losses) on investments	1.22	0.19	0.43	2.33	(3.15)	0.75	1.20

Total from investment operations	1.15	0.09	0.37	2.22	(3.29)	1.00	1.54
Distributions to shareholders from
Net investment income	(0.22)	(0.13)	(0.00)[4]	(0.25)	(1.04)	(0.55)	(0.41)
Net realized gains	0.00	0.00	0.00	0.00	(0.85)	(0.36)	(0.42)
Tax basis return of capital	0.00	(0.03)	0.00	0.00	(0.32)	0.00	0.00

Total distributions to shareholders	(0.22)	(0.16)	(0.00)[4]	(0.25)	(2.21)	(0.91)	(0.83)
Net asset value, end of period	$12.52	$11.59	$11.66	$11.29	$9.32	$14.82	$14.73
Total return[5]	10.05%	0.71%	3.30%	23.77%	(22.52)%	6.83%	11.10%
Ratios to average net assets (annualized)
Gross expenses[6]	1.09%	1.09%	1.10%	1.12%	1.06%	1.04%	1.09%
Net expenses[6]	1.09%	1.09%	1.09%	1.12%	1.06%	1.04%	1.09%
Net investment income (loss)	(1.09)%	(1.09)%	(1.09)%	(1.12)%	(1.06)%	1.61%	2.33%
Supplemental data
Portfolio turnover rate	1%	1%	1%	2%	6%	2%	1%
Net assets, end of period (000’s omitted)	$29,386	$23,580	$20,893	$16,279	$11,035	$12,935	$9,546

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based on average shares outstanding during the period

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Asset Allocation Fund	17

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended December 31,
Administrator Class		2011	2010[1,2]	2009[1]	2008[1]	2007[1]	2006[1]
Net asset value, beginning of period	$11.77	$11.84	$11.42	$9.42	$14.99	$14.90	$14.16
Net investment income (loss)	(0.04)[3]	(0.08)[3]	(0.01)	(0.06)[3]	(0.07)[3]	0.31	0.39
Net realized and unrealized gains (losses) on investments	1.24	0.22	0.43	2.36	(3.20)	0.77	1.25

Total from investment operations	1.20	0.14	0.42	2.30	(3.27)	1.08	1.64
Distributions to shareholders from
Net investment income	(0.24)	(0.17)	(0.00)[4]	(0.30)	(1.13)	(0.63)	(0.48)
Net realized gains	0.00	0.00	0.00	0.00	(0.85)	(0.36)	(0.42)
Tax basis return of capital	0.00	(0.04)	0.00	0.00	(0.32)	0.00	0.00

Total distributions to shareholders	(0.24)	(0.21)	(0.00)[4]	(0.30)	(2.30)	(0.99)	(0.90)
Net asset value, end of period	$12.73	$11.77	$11.84	$11.42	$9.42	$14.99	$14.90
Total return[5]	10.32%	1.12%	3.70%	24.40%	(22.12)%	7.29%	11.73%
Ratios to average net assets (annualized)
Gross expenses[6]	0.64%	0.65%	0.63%	0.62%	0.57%	0.54%	0.59%
Net expenses[6]	0.62%	0.63%	0.60%	0.62%	0.57%	0.54%	0.59%
Net investment income (loss)	(0.62)%	(0.63)%	(0.60)%	(0.62)%	(0.56)%	2.18%	2.98%
Supplemental data
Portfolio turnover rate	1%	1%	1%	2%	6%	2%	1%
Net assets, end of period (000’s omitted)	$1,688,945	$1,423,427	$810,355	$639,903	$348,394	$337,645	$272,772

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based on average shares outstanding during the period

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	The Fund invests all of its investable assets in Asset Allocation Trust which does not have any net expenses. Expenses from Asset Allocation Trust, if any, would be included in these ratios.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Asset Allocation Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which primarily allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). At March 31, 2012, the Fund owned 100% of Asset Allocation Trust. The financial statements of Asset Allocation Trust, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation

The Fund values its investment in Asset Allocation Trust at net asset value. The valuation of investments in securities and the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio holdings that the Valuation Committee deems necessary in determining the fair value of portfolio holdings, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Investment transactions and income recognition

Investment transactions are recorded on a trade date basis. Income dividends and capital gain distributions from Asset Allocation Trust are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	19

enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the Fund’s investment in Asset Allocation Trust carried at fair value was designated as a Level 2 input.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.20% as the average daily net assets of the Fund increase. For the six months ended March 31, 2012, the advisory fee was equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.10% and declining to 0.06% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10

20	Wells Fargo Advantage Asset Allocation Fund	Notes to Financial Statements (Unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R and 0.64% for Administrator Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

For the six months ended March 31, 2012, Wells Fargo Funds Distributor, LLC received $269,015 from the sale of Class A shares and $4,837, $358,866 and $38,386 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the six months ended March 31, 2012, the Fund made aggregate purchases and sales of $73,387,676 and $518,396,386, respectively, in its investment into Asset Allocation Trust.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2012, the Fund paid $7,784 in commitment fees.

During the six months ended March 31, 2012, the Fund had average borrowings outstanding of $81,655 (on an annualized basis) at a rate of 1.45% and paid interest in the amount of $1,184.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	21

Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

22	Wells Fargo Advantage Asset Allocation Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Asset Allocation Fund	23

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

24	Wells Fargo Advantage Asset Allocation Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Portfolio of Investments—March 31, 2012 (Unaudited)	Asset Allocation Trust	25

Security Name			Shares	Value

Investment Companies: 99.37%

International Equity Funds: 36.06%
GMO Currency Hedged International Equity Fund Class III (t)			27,554,141	$612,804,087
GMO Emerging Markets Fund Class VI (t)			57,428,566	670,765,648
GMO Flexible Equities Fund Class VI (t)			14,944,898	289,482,667
GMO International Core Equity Fund Class VI (t)			29,832,597	821,589,733
GMO International Growth Equity Fund Class IV (t)			3,443,181	79,399,754
GMO International Intrinsic Value Fund Class IV (t)			16,204,930	329,446,233

				2,803,488,122

International Fixed Income Funds: 1.30%
GMO Emerging Country Debt Fund Class IV (t)			10,527,531	101,380,124

U.S. Equity Funds: 27.13%
GMO Quality Equity Fund Class VI (t)			87,285,125	2,108,808,610

U.S. Fixed Income Funds: 34.88%
GMO Alpha Only Fund Class IV (t)			35,850,464	866,505,713
GMO Debt Opportunities Fund (t)			5,944,751	150,996,672
GMO Domestic Bond Fund Class VI (t)			6,443,611	157,675,167
GMO Special Situations Fund Class VI (t)			11,631,354	311,603,985
GMO Strategic Fixed Income Fund Class VI (t)			73,812,212	1,214,210,884
GMO U.S. Treasury Fund Class IV (t)			448,463	11,211,579

				2,712,204,000

Total Investment Companies (Cost $6,657,624,708)				7,725,880,856

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 0.59%

Time Deposit: 0.59%
State Street Bank Euro Dollar	0.01%	04/02/2012	$45,897,768	45,897,768

Total Short-Term Investments (Cost $45,897,768)				45,897,768

Total Investments in Securities
(Cost $6,703,522,476)*	99.96%	7,771,778,624
Other Assets and Liabilities, Net	0.04	3,133,635

Total Net Assets	100.00%	$7,774,912,259

(t)	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment adviser to Asset Allocation Trust and the underlying fund.

*	Cost for federal income tax purposes is $7,249,361,040 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$569,136,932
Gross unrealized depreciation	(46,719,348)

Net unrealized appreciation	$522,417,584

The accompanying notes are an integral part of these financial statements.

26	Asset Allocation Trust	Statement of Assets and Liabilities—March 31, 2012 (Unaudited)

Assets
Investments
In affiliated investment company shares, at value (see cost below)	$7,725,880,856
In unaffiliated securities, at value (see cost below)	45,897,768

Total investments, at value (see cost below)	7,771,778,624
Receivable for investments sold	2,000,000
Receivable for Trust shares sold	1,147,585
Receivable for dividends and interest	673
Receivable from adviser	2,932
Other assets	161

Total assets	7,774,929,975

Liabilities
Payable for investments purchased	635
Shareholder report expenses payable	3,236
Custodian and accounting fees payable	3,096
Professional fees payable	10,749

Total liabilities	17,716

Total net assets	$7,774,912,259

NET ASSETS CONSIST OF
Paid-in capital	$8,012,327,970
Undistributed net investment income	147,660,723
Accumulated net realized losses on investments	(1,453,332,582)
Net unrealized gains on investments	1,068,256,148

Total net assets	$7,774,912,259

Shares outstanding (unlimited number of shares authorized)	603,956,691
Net asset value per share	$12.87

Investments in affiliated investment company shares, at cost	$6,657,624,708

Investments in unaffiliated securities, at cost	$45,897,768

Total investments, at cost	$6,703,522,476

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended March 31, 2012 (Unaudited)	Asset Allocation Trust	27

Investment income
Dividends from affiliated investment company shares	$147,659,048
Interest	1,675

Total investment income	147,660,723

Expenses
Custody and accounting fees	4,812
Professional fees	10,050
Shareholder report expenses	788
Other fees and expenses	1,028

Total expenses	16,678
Less: Fee waivers and/or expense reimbursements	(16,678)

Net expenses	0

Net investment income	147,660,723

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(1,530,356)
Sale of affiliated investment company shares	23,355,390
Capital gain distributions from affiliated investment company shares	41,434,443

Net realized gains on investments	63,259,477

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,430,090
Affiliated investment company shares	559,612,493

Net change in unrealized gains (losses) on investments	561,042,583

Net realized and unrealized gains (losses) on investments	624,302,060

Net increase in net assets resulting from operations	$771,962,783

The accompanying notes are an integral part of these financial statements.

28	Asset Allocation Trust	Statements of Changes in Net Assets

	Six Months Ended March 31, 2012 (Unaudited)		Year Ended September 30, 2011

Operations
Net investment income		$147,660,723		$136,029,249
Net realized gains (losses) on investments		63,259,477		(104,421,865)
Net change in unrealized gains (losses) on investments		561,042,583		139,427,278

Net increase in net assets resulting from operations		771,962,783		171,034,662

Capital share transactions	Shares		Shares
Contributions	5,904,418	73,647,425	4,375,457	52,431,056
Withdrawals	(42,023,358)	(518,396,386)	(95,008,135)	(1,125,526,095)

Net decrease in net assets resulting from capital share transactions		(444,748,961)		(1,073,095,039)

Total increase (decrease) in net assets		327,213,822		(902,060,377)

Net assets
Beginning of period		7,447,698,437		8,349,758,814

End of period		$7,774,912,259		$7,447,698,437

Undistributed net investment income		$147,660,723		$0

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Asset Allocation Trust	29

(For a share outstanding throughout each period)

	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30,		Year Ended December 31,
		2011	2010[1]	2009	2008	2007	2006
Net asset value, beginning of period	$11.64	$11.43	$10.98	$8.77	$11.57	$11.57	$10.77
Net investment income	0.24	0.21	0.12 [2]	0.24	0.70 [2]	0.42	0.36
Net realized and unrealized gains (losses) on investments	0.99	0.00 [3]	0.33	1.97	(3.15)	0.47	0.97

Total from investment operations	1.23	0.21	0.45	2.21	(2.45)	0.89	1.33
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.29)	(0.36)
Net realized gains	0.00	0.00	0.00	0.00	(0.35)	(0.60)	(0.17)

Total distributions to shareholders	0.00	0.00	0.00	0.00	(0.35)	(0.89)	(0.53)
Net asset value, end of period	$12.87	$11.64	$11.43	$10.98	$8.77	$11.57	$11.57
Total return[4]	10.57%	1.84%	4.10%	25.20%	(21.71)%	7.96%	12.34%
Ratios to average net assets (annualized)
Gross expenses[5]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Net expenses[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.88%	1.64%	1.48%	2.48%	6.78%	3.69%	3.19%
Supplemental data
Portfolio turnover rate	17%	22%	15%	22%	63%	55%	19%
Net assets, end of period (000’s omitted)	$7,774,912	$7,447,698	$8,349,759	$8,635,057	$7,399,817	$11,516,725	$10,269,513

1.	For the nine months ended September 30, 2010. The Trust changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

2.	Calculated based on average shares outstanding during the period

3.	Amount is less than 0.005 of the value indicated.

4.	Returns for periods of less than one year are not annualized.

5.	Excludes expenses incurred indirectly through investment in underlying funds.

The accompanying notes are an integral part of these financial statements.

30	Asset Allocation Trust	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to Wells Fargo Advantage Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

The Trust operates as a “fund-of-funds” which primarily invests in shares of GMO managed open-end mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

Prior to October 5, 2011, the Trust owned 100% of GMO Fixed Income Fund I, LLC (“GMO LLC”) and the financial statements and holdings of GMO LLC were consolidated with the Trust. As of the close of business on October 5, 2011, GMO Debt Opportunities Fund, a newly registered open-end management investment company created by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), acquired all of the securities from GMO LLC. In exchange, the Trust received shares of GMO Debt Opportunities Fund in an amount equal to the value of the securities acquired. The securities held in GMO LLC had a value of $146,420,940 at the time of the transaction. As a result, instead of owning interests in GMO LLC, the Trust now owns shares of GMO Debt Opportunities Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in the underlying open-end mutual funds are valued at the net asset value per share as reported by the underlying funds.

Securities previously held by GMO LLC were valued by brokers which used prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent

Notes to Financial Statements (Unaudited)	Asset Allocation Trust	31

pricing services in addition to the review of prices by the adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Investment transactions and income recognition

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Capital gain distributions from the underlying funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Trust’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Trust’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Trust is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of September 30, 2011, the Trust had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $837,329,010 with $767,839,698 expiring in 2017, $65,386,905 expiring in 2018 and $4,102,407 expiring in 2019.

As of September 30, 2011, the Trust had $131,420,832 of current year deferred post-October capital losses, which was treated as realized for tax purposes on the first day of the succeeding year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

32	Asset Allocation Trust	Notes to Financial Statements (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2011, the inputs used in valuing the Trust’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Investment companies	$7,263,280,199	$462,600,657	$0	$7,725,880,856
Short-term investments
Time deposit	0	45,897,768	0	45,897,768
	$7,263,280,199	$508,498,425	$0	$7,771,778,624

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2012, the Trust did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

GMO, a private company founded in 1977, is the adviser to the Trust. GMO also serves as adviser to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment and personnel. Funds Management receives no compensation from the Trust for its services. During the six months ended March 31, 2012, Funds Management voluntarily reimbursed the Trust for expenses in the amount of $16,678.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short term securities, for the six months ended March 31, 2012 were $1,272,186,619 and $1,445,864,643, respectively.

Notes to Financial Statements (Unaudited)	Asset Allocation Trust	33

6. INVESTMENTS IN AFFILIATES

A summary of the transactions with affiliates for the six months ended March 31, 2012 was as follows:

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period	Income from Affiliated Investment Company Shares	Capital Gain Distributions
GMO Alpha Only Fund Class IV	33,333,819	5,362,988	(2,846,343)	35,850,464	$866,505,713	$11,325,946	$0
GMO Currency Hedged International Equity Fund Class III	0	31,208,438	(3,654,297)	27,554,141	612,804,087	4,828,798	5,272,228
GMO Debt Opportunities Fund	0	5,944,751	0	5,944,751	150,996,672	1,174,296	982,192
GMO Domestic Bond Fund Class VI	57,992,507	0	(51,548,896)	6,443,611	157,675,167	829,605	0
GMO Emerging Country Debt Fund Class IV	9,629,410	898,121	0	10,527,531	101,380,124	7,858,561	0
GMO Emerging Markets Fund Class VI	75,279,899	4,864,215	(22,715,548)	57,428,566	670,765,648	12,607,184	35,177,733
GMO Flexible Equities Fund Class VI	15,750,490	1,786,013	(2,591,605)	14,944,898	289,482,667	0	0
GMO International Core Equity Fund Class VI	33,440,297	1,027,233	(4,634,933)	29,832,597	821,589,733	19,485,459	0
GMO International Growth Equity Fund Class IV	14,385,433	42,839	(10,985,091)	3,443,181	79,399,754	862,367	0
GMO International Intrinsic Value Fund Class IV	21,876,943	5,570,750	(11,242,763)	16,204,930	329,446,233	4,698,849	0
GMO Quality Equity Fund Class VI	96,494,722	5,055,463	(14,265,060)	87,285,125	2,108,808,610	18,477,314	0
GMO Special Situations Fund Class VI	11,298,523	508,344	(175,513)	11,631,354	311,603,985	0	0
GMO Strategic Fixed Income Fund Class VI	76,157,632	4,046,269	(6,391,689)	73,812,212	1,214,210,884	65,509,089	0
GMO U.S. Treasury Fund Class IV	449,051	155	(743)	448,463	11,211,579	1,580	2,290
					$7,725,880,856	$147,659,048	$41,434,443

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210 Balance Sheet, creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update’s adoption on the Fund’s financial statement disclosures.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

34	Asset Allocation Trust	Notes to Financial Statements (Unaudited)

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Additional Information (Unaudited)	Asset Allocation Trust	35

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of Asset Allocation Trust. Each of the Trustees and Officers listed below acts in identical capacities. All of the Trustees are also Members of the Audit and Governance Committees of Asset Allocation Trust. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010 (Lead Trustee since 2010)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Wells Fargo Advantage family of funds consisting of 137 funds.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Wells Fargo Advantage family of funds consisting of 137 funds.
Judith M. Johnson (Born 1949)	Trustee, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Wells Fargo Advantage family of funds consisting of 137 funds.
Leroy Keith, Jr. (Born 1939)	Trustee, since 2005	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Wells Fargo Advantage family of funds consisting of 137 funds.
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Wells Fargo Advantage family of funds consisting of 137 funds.
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Wells Fargo Advantage family of funds consisting of 137 funds.
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Wells Fargo Advantage family of funds consisting of 137 funds.

36	Asset Allocation Trust	Additional Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2005

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Wells Fargo Advantage family of funds consisting of 137 funds.
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Wells Fargo Advantage family of funds consisting of 137 funds.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Counsel, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

Other Information (Unaudited)	37

BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS:

Wells Fargo Advantage Asset Allocation Fund and Asset Allocation Trust

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), each Board of Trustees (each, a “Board” and collectively, the “Boards”) of Wells Fargo Funds Trust (“Funds Trust”) and Asset Allocation Trust (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trusts’ investment advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Funds Trust Board reviewed and re-approved an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for the Wells Fargo Advantage Asset Allocation Fund (“Asset Allocation Trust”). The Asset Allocation Trust Board reviewed and re-approved an investment advisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) for the Asset Allocation Trust. The Asset Allocation Fund and the Asset Allocation Trust are collectively, the “Funds.” The investment advisory agreements with Funds Management and GMO are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and GMO and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

The Asset Allocation Fund is a gateway fund advised by Funds Management that invests substantially all of its assets in Asset Allocation Trust, which in turn invests in underlying funds that are advised by GMO. The Asset Allocation Trust has a substantially similar investment objective and substantially similar investment strategies to the Asset Allocation Fund. Information provided to the Boards regarding the Asset Allocation Fund is also applicable to the Asset Allocation Trust, as relevant.

In providing information to the Boards, funds Management and GMO were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Boards’ annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Boards did not identify any particular information or consideration that was all important or controlling, and each Trustee likely attributed different weights to various factors. The Boards evaluated information provided to them both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and GMO under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and GMO, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and GMO. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Boards’ decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to them. In considering these matters, the Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and GMO about various topics, including Funds Management’s oversight of service providers.

The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Boards in concluding that the nature, extent and quality of the investment advisory services provided

38	Other Information (Unaudited)

to each Fund by Funds Management and GMO supported the re-approval of the Advisory Agreements. Although the Boards considered the continuation of the Advisory Agreements for the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, their decision to continue the Advisory Agreements for the Funds was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Boards considered the performance results for the Asset Allocation Fund over various time periods ended December 31, 2011. The Boards also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Asset Allocation Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Funds Trust Board noted that the performance of the Asset Allocation Fund was higher than or in range of the median performance of the Universe for all periods under review. The Funds Trust Board also noted that the performance of the Asset Allocation Fund was higher than or in range of its benchmark index, the Lipper Global Flex Fund Index, for the periods under review.

With respect to the Asset Allocation Trust, the Asset Allocation Trust Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Asset Allocation Trust Board also took note of the performance of the Asset Allocation Trust in the context of reviewing the performance of the Asset Allocation Fund.

The Funds Trust Board received and considered information regarding the Asset Allocation Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Asset Allocation Fund. The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the Asset Allocation Fund’s Expense Group. The Funds Trust Board noted that the net operating expense ratios of the Asset Allocation Fund were in range of the Asset Allocation Fund’s respective Expense Group’s median net operating expense ratio.

The Asset Allocation Trust Board noted that the Asset Allocation Trust did not pay a fee to GMO for its advisory services. The Asset Allocation Trust Board further noted that GMO earns advisory fees from the underlying GMO funds in which the Asset Allocation Trust invests.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Asset Allocation Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Asset Allocation Fund’s administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rates. In addition, the Funds Trust Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in the Asset Allocation Fund’s Expense Group median. The Funds Trust Board noted that the Advisory Agreement Rates and Net Advisory Rates for the Asset Allocation Fund were higher than the median rate of the Fund’s Expense Group.

The Funds Trust Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management to other types of clients. In this regard, the Funds Trust Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing

Other Information (Unaudited)	39

investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to GMO for advisory services. The Board also considered this amount in comparison to the median amount paid by an expense Universe that was determined by Lipper to be similar to the Asset Allocation Fund.

The Funds Trust Board determined that the Advisory Agreement Rates for the Asset Allocation Fund, both with and without administration fee rates and before and after waivers, were reasonable in light of the Asset Allocation Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements, the sub-advised expense information provided by Lipper, and other information provided.

Profitability

The Boards received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Asset Allocation Fund’s Advisory Agreement Rates in isolation. They noted that the levels of profitability of the Asset Allocation Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Boards concluded that the profitability reported by Funds Management was not unreasonable.

The Asset Allocation Trust Board did not consider separate profitability information with respect to GMO, which is not affiliated with Funds Management. The Asset Allocation Trust Board noted that the Asset Allocation Trust did not pay fees to GMO for its advisory services and that GMO’s profitability from its relationships with the Asset Allocation Trust managed by them was not a material factor in determining whether to renew the Advisory Agreement with GMO.

Economies of scale

With respect to possible economies of scale, the Funds Trust Board reviewed the breakpoints in the Asset Allocation Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Asset Allocation Fund (as a percentage of Fund assets) as the Asset Allocation Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Funds Trust Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Asset Allocation Fund. However, the Funds Trust Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and GMO

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and GMO as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and GMO with the Funds and benefits potentially derived from an increase in Funds Management’s and GMO’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or GMO).

The Funds Trust Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Asset Allocation Fund and receives certain compensation for those services. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and services provided.

The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

40	Other Information (Unaudited)

Other factors and broader review

The Boards also considered the markets for distribution of the Asset Allocation Fund’s shares, including the channels through which the Asset Allocation Fund’s shares are offered and sold. The Boards noted that the Asset Allocation Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and GMO annually as part of the re-approval process under Section 15 of the 1940 Act and also review and assess information about the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	41

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

208983 05-12 SA224/SAR224 3-12

ITEM 2.	CODE OF ETHICS

Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Asset Allocation Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust

By:

        /s/ Karla M. Rabusch

        Karla M. Rabusch

        President

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:

        /s/ Karla M. Rabusch

        Karla M. Rabusch

        President

Date: May 23, 2012

By:

        /s/ Kasey L. Phillips

        Kasey L. Phillips

        Treasurer

Date: May 23, 2012